SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

19. SHARE-BASED COMPENSATION

(a) Share options

On March 26, 2013, the Company adopted the 2013 Stock Incentive Plan (“2013 Plan”).

Under the 2013 Plan, the Company’s Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted under the 2013 Plan shall be 34,275,990 shares. On November 13, 2015, the Company increased the maximum number of shares available for grants of awards to 40,942,650. On April 20, 2016, the Company increased the maximum number of shares available to 65,000,000.

On February 14, 2018, the Company adopted the 2018 Amended and Restated Share Incentive Plan (“2018 Plan”) and replaced 2013 Plan. Under the 2018 Plan, the Company increased the maximum number of shares available to 87,742,890.

On November 19, 2018, the Company amended and restated the 2018 Plan, and renamed it 2018 Second Amended and Restated Incentive Plan (“2018 Second Plan”). Under the 2018 Second Plan, the Company increased the maximum number of shares available to 102,040,053.

Stock options granted to an employee under the 2018 Second Plan are generally be exercisable upon the Company completes a Qualified IPO or a defined Corporate Transaction (i.e. change of control, etc.) and the employee renders service to the Company in accordance with a stipulated service schedule. Employees are generally subject to a four-year service schedule, under which an employee earns an entitlement to vest in 25% of his option grants at the end of each year of completed service.

For the Company’s key management grantee, the vested stock options granted could be retained and be exercised until the earlier of (i) any day commencing from the day that is six (6) months prior to the anticipated consummation of an IPO, or (ii) the day immediately prior to the consummation of a Corporate Transaction before March 26, 2023. For the Company’s employee grantee, prior to the Company completes a Qualified IPO or Corporate Transaction, the stock options granted to the employee shall be forfeited three months after termination of employment of the employee. The Company’s key management, management and employee grantees are collectively hereafter referred to as “Grantees”.

The Company accounted for the share-based compensation costs using a graded-vesting method over the requisite service period for the award based on the fair value on their respectively grant date.

Option modification

On September 22, 2019, the Company’s board of directors approved a reduction in the exercise price for all outstanding options previously granted by the Company with any exercise prices which were higher than US$1.03 per ordinary share, up to US$3.00 per ordinary share, to US$1.03 per ordinary share, provided that any participating option holder agrees to amendment in the number of shares subject to his or her option as determined by the plan administrator. The Company accounted for this reduction as a share option modification which required the remeasurement of these share options at the time of the modification. The total incremental cost as a result of the modification was US$4.1 million. The incremental cost related to vested options amounted to US$2.1 million and was recorded in the Consolidated Statements of Comprehensive Loss in the year ended December 31, 2019. The incremental cost related to unvested options amounted to US$2.0 million and would be recorded over the remaining service period.

The Company granted 4,247,500, 2,175,300, 6,700,665 and 1,266,357 stock options to Grantees for the year ended December 31, 2019, the three months ended March 31, 2020, the fiscal years ended March 31, 2021 and 2022, respectively.

The following table sets forth the share options activities for the year ended December 31, 2019, the three months ended March 31,2020, the fiscal years ended March 31, 2021 and 2022:

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value of options
		US$	YEARS	US$’000	US$

Outstanding as of December 31, 2018	55,195,000	1.85	7.74	27,773.18	2.03

Granted	4,247,500	1.36	—	—	0.02
Forfeited	(11,454,468)	2.36	—	—	2.65
Exercised	(6,772,504)	0.03	—	—	0.54
Modified	(5,873,482)	2.82	—	—	2.95

Outstanding as of December 31, 2019	35,342,046	1.81	8.33	31,391.17	1.72

Granted	2,175,300	0.03	—	—	0.49
Forfeited	(5,186,508)	1.14	—	—	2.09

Outstanding as of March 31, 2020	32,330,838	1.79	6.81	25,530.99	1.58

Granted	6,700,665	0.01	—	—	0.39
Forfeited	(9,794,727)	1.17	—	—	2.13
Exercised	(3,482,103)	0.08	—	—	0.59

Outstanding as of March 31, 2021	25,754,673	1.79	6.18	3,974.57	1.20

Granted	1,266,357	0.01	—	—	0.57
Forfeited	(1,681,323)	1.34	—	—	2.58
Exercised	(6,826,300)	0.36	—	—	0.67

Outstanding as of March 31, 2022	18,513,407	0.75	6.01	2,405.17	1.23
Vested and expected to vest as of March 31, 2022	18,513,407	0.75	6.01	2,405.17	1.23
Exercisable as of March 31, 2022	17,375,277	0.56	5.93	2,282.78	1.26

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.

As of March 31, 2022, there were RMB2.9 million of unrecognized compensation expenses related to share options, which are expected to be recognized over a weighted-average period of 0.53 years and may be adjusted for future forfeitures.

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022

Expected volatility	44%~45%	46%~49%	48%~61%	34%~68%
Risk-free interest rate (per annum)	1.6%~1.9%	0.3%~0.7%	0%~1.4%	0%~2.4%
Exercise multiple	2.8/2.2	2.8/2.2	2.8/2.2	2.8/2.2
Expected dividend yield	0%	0%	0%	0%
Contractual term (in years)	10	10	10	10

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. The expected term is the contract life of the option.

(b) Restricted shares

The following table sets forth the restricted shares activity for the year ended December 31, 2019, the three months ended March 31, 2020, the fiscal years ended March 31, 2021 and 2022:

	Number of shares	Weighted average grant date fair value
		US$

Unvested as of December 31, 2018	133,334	2.26

Granted	151,655	1.41
Vested	(184,988)	0.75
Forfeited	(66,667)	2.26

Unvested as of December 31, 2019	33,334	2.26

Granted	50,066	0.51
Vested	(50,066)	0.51

Unvested as of March 31, 2020	33,334	2.26

Granted	275,850	0.45
Vested	(309,184)	0.65

Unvested as of March 31, 2021	—	—

Granted	606,570	0.42
Vested	(606,570)	0.42

Unvested as of March 31, 2022	—	—

(c) Performance Awards

In December 2021, the Company issued certain restricted share units with market conditions to certain management (“Performance Awards”). The market conditions are satisfied upon the Company’s achievement of a certain specified market capitalization subject to continuous employment of each recipient. Total numbers of shares to be granted would be certain percentage of issued and outstanding shares on a fully diluted basis as of the date when the market conditions are fulfilled. The amount of share-based compensation recorded will vary depending on the Company’s attainment of performance-targets and amortized during the requisite service period.

The total aggregated grant-date fair values of Performance Awards with market conditions in the fiscal year ended March 31, 2022 was RMB96.2 million. The average derived service periods for Performance Awards with market conditions was 3.4 years. The fair value of Performance Awards with market conditions granted was determined using a Monte Carlo model with the following assumptions:

For the fiscal year ended March 31,
2022

Risk-free interest rate	1.12%
Expected volatility	46%
Expected dividend yield	0%

For the fiscal year ended March 31, 2022, RMB7.7 million related with Performance Awards was recorded in the general and administrative expenses. As of March 31, 2022, total amount of unrecognized expense related with the Performance Awards was RMB88.5 million.

(d) Share-based compensation expenses by function

The following table sets forth the amounts of share-based compensation expenses continuing operations included in each of the relevant financial statement line items:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Cost of revenues	—	—	2,149	—
Sales and marketing expenses	—	—	5,036	—
Research and development expenses	194	(2,158)	(2,216)	—
General and administrative expenses	84,265	(29,925)	(24,091)	26,534
Total	84,459	(32,083)	(19,122)	26,534